Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of summarized financial information [line items]
Current assets	$ 23,186	$ 23,949
Non-current assets	189,757	193,678
Current liabilities	(34,383)	(34,184)
Non-current liabilities	(94,282)	(104,104)
Non-controlling interests	10,880	10,671
Revenue	57,786	54,304	[1]	$ 46,881	[1]
Profit (loss)	7,597	6,114	[1]	147	[1]
Other comprehensive income (loss)	(1,315)	(3,881)	[1]	(10,104)	[1]
Total comprehensive income/(loss)	6,283	2,233		$ (7,901)
AB InBev Efes [member]
Disclosure of summarized financial information [line items]
Current assets		385
Non-current assets		624
Current liabilities		(693)
Non-current liabilities		(42)
Net assets		274
Revenue		1,393
Profit (loss)		1
Total comprehensive income/(loss)		1
Castel [member]
Disclosure of summarized financial information [line items]
Current assets	3,399	3,016
Non-current assets	3,679	3,923
Current liabilities	(1,803)	(1,774)
Non-current liabilities	(439)	(499)
Non-controlling interests	(564)	(543)
Net assets	4,272	4,124
Revenue	4,942	5,017
Profit (loss)	767	741
Other comprehensive income (loss)	74	(295)
Total comprehensive income/(loss)	841	447
Anadolu Efes [member]
Disclosure of summarized financial information [line items]
Current assets	2,973	1,500
Non-current assets	4,654	3,157
Current liabilities	(2,581)	(1,259)
Non-current liabilities	(1,767)	(1,218)
Non-controlling interests	(1,789)	(1,128)
Net assets	1,490	1,053
Revenue	4,222	3,781
Profit (loss)	287	275
Other comprehensive income (loss)	1,503	241
Total comprehensive income/(loss)	$ 1,790	$ 516

[1]	Amended to conform to 2022 presentation.